Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	COMMUNITY CAPITAL TRUST
Entity Central Index Key	0001078195
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000005044
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	CRA Shares
Trading Symbol	CRAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRA Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, CRA Shares	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2024, the CRA Share Class of the Fund returned 1.15%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) returned 1.31%. The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 2.00%.

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2024, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve's 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end of the curve were relatively unchanged. The increase in U.S. Treasury rates negatively impacted the return of the Fund’s benchmark but returns generated by coupon payments and paydowns on securitized bonds offset the negative price returns.

The portfolio management team employs an active management strategy, meaning that the portfolio management team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2024, the Fund had an overall duration of 4.64 years, which was shorter than that of its primary benchmark and longer than that of its secondary benchmark. The Fund’s yield-to-worst was 5.48 percent, which was higher than both its primary and secondary benchmarks.

Given the Fund’s shorter duration and the increase in interest rates, the Fund outperformed its primary benchmark during the fiscal year. The Fund’s underweight allocation to BBB-rated securities, corporate bonds, and 15-year mortgage-backed securities negatively impacted its relative performance versus its primary and secondary benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CCM Community Impact Bond Fund, CRA Shares - $531193	Bloomberg U.S. Aggregate Bond Index (USD)* - $566453	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $565972
May/14	$500000	$500000	$500000
May/15	$516677	$515171	$513047
May/16	$528161	$530599	$525453
May/17	$530502	$538976	$532427
May/18	$526509	$536956	$529494
May/19	$550105	$571324	$559643
May/20	$579319	$625117	$599823
May/21	$579271	$622586	$602320
May/22	$538121	$571397	$562050
May/23	$525171	$559153	$554899
May/24	$531193	$566453	$565972

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, CRA Shares	1.15%	- 0.70%	0.61%
Bloomberg U.S. Aggregate Bond Index (USD)*	1.31%	- 0.17%	1.26%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	2.00%	0.23%	1.25%

AssetsNet	$ 3,418,961,816
Holdings Count | Holding	2,255
Advisory Fees Paid, Amount	$ 9,859,549
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,418,961,816	2,255	$9,859,549	32%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	0.7%
Bank Deposit Programs	1.3%
Asset-Backed Securities	4.3%
U.S. Treasury Obligations	7.8%
Municipal Bonds	12.3%
Corporate Bonds	12.5%
U.S. Government & Agency Obligations	60.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.375%	05/15/34	1.5%
Comcast Corp.	4.650%	02/15/33	1.5%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.4%
TriState Capital	5.530%	11/01/24	1.3%
Alphabet	1.100%	08/15/30	1.2%
American Express	4.050%	05/03/29	1.0%
Prologis	4.625%	01/15/33	1.0%
U.S. Treasury Notes	3.500%	01/31/30	0.8%
U.S. Treasury Notes	4.875%	10/31/30	0.7%
FNMA	5.000%	11/01/52	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000048038
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	Institutional Shares
Trading Symbol	CRANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Institutional Shares	$42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2024, the Institutional Share Class of the Fund returned 1.61%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) returned 1.31%. The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 2.00%.

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2024, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end of the curve were relatively unchanged. The increase in U.S. Treasury rates negatively impacted the return of the Fund’s benchmark but returns generated by coupon payments and paydowns on securitized bonds offset the negative price returns.

The portfolio management team employs an active management strategy, meaning that the portfolio management team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2024, the Fund had an overall duration of 4.64 years, which was shorter than that of its primary benchmark and longer than that of its secondary benchmark. The Fund’s yield-to-worst was 5.48 percent, which was higher than both its primary and secondary benchmarks.

Given the Fund’s shorter duration and the increase in interest rates, the Fund outperformed its primary benchmark during the fiscal year. The Fund’s underweight allocation to BBB-rated securities, corporate bonds, and 15-year mortgage-backed securities negatively impacted its relative performance versus its primary and secondary benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CCM Community Impact Bond Fund, Institutional Shares - $111042	Bloomberg U.S. Aggregate Bond Index (USD)* - $113291	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $113194
May/14	$100000	$100000	$100000
May/15	$103706	$103034	$102609
May/16	$106491	$106120	$105091
May/17	$107445	$107795	$106485
May/18	$107016	$107391	$105899
May/19	$112431	$114265	$111929
May/20	$118942	$125023	$119965
May/21	$119472	$124517	$120464
May/22	$111481	$114279	$112410
May/23	$109286	$111831	$110980
May/24	$111042	$113291	$113194

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Institutional Shares	1.61%	- 0.25%	1.05%
Bloomberg U.S. Aggregate Bond Index (USD)*	1.31%	- 0.17%	1.26%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	2.00%	0.23%	1.25%

AssetsNet	$ 3,418,961,816
Holdings Count | Holding	2,255
Advisory Fees Paid, Amount	$ 9,859,549
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,418,961,816	2,255	$9,859,549	32%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	0.7%
Bank Deposit Programs	1.3%
Asset-Backed Securities	4.3%
U.S. Treasury Obligations	7.8%
Municipal Bonds	12.3%
Corporate Bonds	12.5%
U.S. Government & Agency Obligations	60.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.375%	05/15/34	1.5%
Comcast Corp.	4.650%	02/15/33	1.5%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.4%
TriState Capital	5.530%	11/01/24	1.3%
Alphabet	1.100%	08/15/30	1.2%
American Express	4.050%	05/03/29	1.0%
Prologis	4.625%	01/15/33	1.0%
U.S. Treasury Notes	3.500%	01/31/30	0.8%
U.S. Treasury Notes	4.875%	10/31/30	0.7%
FNMA	5.000%	11/01/52	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000048039
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	Retail Shares
Trading Symbol	CRATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Retail Shares	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2024, the Retail Share Class of the Fund returned 1.36%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) returned 1.31%. The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 2.00%.

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2024, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end of the curve were relatively unchanged. The increase in U.S. Treasury rates negatively impacted the return of the Fund’s benchmark but returns generated by coupon payments and paydowns on securitized bonds offset the negative price returns.

The portfolio management team employs an active management strategy, meaning that the portfolio management team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2024, the Fund had an overall duration of 4.64 years, which was shorter than that of its primary benchmark and longer than that of its secondary benchmark. The Fund’s yield-to-worst was 5.48 percent, which was higher than both its primary and secondary benchmarks.

Given the Fund’s shorter duration and the increase in interest rates, the Fund outperformed its primary benchmark during the fiscal year. The Fund’s underweight allocation to BBB-rated securities, corporate bonds, and 15-year mortgage-backed securities negatively impacted its relative performance versus its primary and secondary benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CCM Community Impact Bond Fund, Retail Shares - $10733	Bloomberg U.S. Aggregate Bond Index (USD)* - $11329	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $11319
May/14	$10000	$10000	$10000
May/15	$10335	$10303	$10261
May/16	$10577	$10612	$10509
May/17	$10644	$10780	$10649
May/18	$10564	$10739	$10590
May/19	$11049	$11426	$11193
May/20	$11660	$12502	$11996
May/21	$11659	$12452	$12046
May/22	$10851	$11428	$11241
May/23	$10589	$11183	$11098
May/24	$10733	$11329	$11319

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Retail Shares	1.36%	- 0.58%	0.71%
Bloomberg U.S. Aggregate Bond Index (USD)*	1.31%	- 0.17%	1.26%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	2.00%	0.23%	1.25%

AssetsNet	$ 3,418,961,816
Holdings Count | Holding	2,255
Advisory Fees Paid, Amount	$ 9,859,549
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,418,961,816	2,255	$9,859,549	32%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	0.7%
Bank Deposit Programs	1.3%
Asset-Backed Securities	4.3%
U.S. Treasury Obligations	7.8%
Municipal Bonds	12.3%
Corporate Bonds	12.5%
U.S. Government & Agency Obligations	60.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.375%	05/15/34	1.5%
Comcast Corp.	4.650%	02/15/33	1.5%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.4%
TriState Capital	5.530%	11/01/24	1.3%
Alphabet	1.100%	08/15/30	1.2%
American Express	4.050%	05/03/29	1.0%
Prologis	4.625%	01/15/33	1.0%
U.S. Treasury Notes	3.500%	01/31/30	0.8%
U.S. Treasury Notes	4.875%	10/31/30	0.7%
FNMA	5.000%	11/01/52	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.